Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,212,417)	$ (1,998,055)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	24,889	3,863
Issuance of common stock for services	1,530,651	540,065
Imputed interest expense		6,473
Other income	(6,473)
Options vested for stock-based compensation	624,463	234,088
Warrants for service cancelled		(151,821)
(Increase) decrease in operating assets:
Rent Deposits		(16,942)
Inventory	(18,501)
Prepaid expenses – related party	(49,208)	(11,745)
Operating lease right of use asset	54,979	(174,241)
(Decrease) increase in operating liabilities:
Accounts payable and accrued liabilities	107,090	33,675
Operating lease right of use liabilities	(56,726)	185,405
Payroll tax liabilities	3,878	2,717
NET CASH USED IN OPERATING ACTIVITIES	(6,997,375)	(1,346,518)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(3,519)	(43,102)
NET CASH USED IN INVESTING ACTIVITIES	(3,519)	(43,102)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings on notes payable to related parties		75,000
Repayment on notes payable	(78,260)
Repayment on notes payable - related parties	(89,200)	(25,070)
Proceeds from exercise of warrants	1,024,500
Proceeds from sales of common stock for cash	6,200,000	2,000,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	7,057,040	2,049,930
NET INCREASE IN CASH AND CASH EQUIVALENTS	56,146	660,310
CASH AND CASH EQUIVALENTS:
Beginning of year	682,860	22,550
End of year	739,006	682,860
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest